Other Real Estate Owned - Summary of Other Real Estate Owned Activity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				9 Months Ended			12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2013		Mar. 31, 2012
Banking And Thrift [Abstract]
Balance at beginning of period	$ 62,140		$ 84,342		$ 63,460		$ 90,000		$ 84,342		$ 88,841	$ 88,841
Additions	3,321		3,261		7,659		16,423		19,352	[1]		75,727	[1]
Capitalized improvements	0		52		28		352		307			300
OREO valuation adjustments, net	(1,824)	[2]	(2,368)	[2]	(2,279)	[2]	(11,603)	[2]	(4,937)	[2]	(17,498)	(26,733)	[2]	(15,338)
Valuation of deposit method property										[3]		(3,301)	[3]
Transfer to premises and equipment												(2,870)
Sales	(7,467)		(17,046)		(12,698)		(26,931)		(35,604)			(47,622)
Balance at end of period	$ 56,170		$ 68,241		$ 56,170		$ 68,241		$ 63,460		$ 90,000	$ 84,342		$ 88,841

[1]	Includes a transfer from premises and equipment of a closed retail branch facility no longer used for banking purposes totaling $558,000 during the year ended March 31, 2013.
[2]	Includes adjustments to the OREO reserve for probable losses and property writedowns.
[3]	Represents the write-down to fair value less estimated selling costs of a loan classified as OREO due to a Bank financed sale of foreclosed property accounted for under the deposit method because of an inadequate down payment by the buyer. The buyer recently defaulted on this loan and the property has been foreclosed upon and revalued in OREO. The valuation amount includes the write-off of principal and interest payments received over the life of the loan totaling $1.4 million and a charge-off to the allowance for loan losses of $1.9 million.